Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		101 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2013
Income Statement [Abstract]
Revenue
Expenses
Consulting fees (Note 5)	40,329	4,167	120,555	4,167	40,792		194,847
Foreign exchange loss (gain)	168	(378)	172	106	680		852
General and administrative	682	204	4,626	581	2,428	1,855	9,778
Management fees (Note 4)	22,500	19,500	67,500	58,500	81,000	60,000	361,500
Mineral exploration costs (Note 5)	20,549	13,864	32,841	13,864	15,924		48,765
Professional fees	1,500	480	18,152	1,355	1,525	550	20,702
Total Expenses	85,728	37,837	243,846	78,573	142,349	62,405	636,444
Net Loss and Comprehensive Loss	$ (85,728)	$ (37,837)	$ (243,846)	$ (78,573)	$ (142,349)	$ (62,405)	$ (636,444)
Net Loss Per Share, Basic and Diluted	$ (0.01)		$ (0.02)	$ (0.01)	$ (0.01)	$ (0.01)
Weighted Average Shares Outstanding	14,059,000	9,080,068	13,413,263	8,492,795	9,645,479	8,000,000